UNIT-BASED COMPENSATION - Equity-settled BPY Awards by Expiry Date (Details) - Equity-Settled Share-Based Payment Arrangement	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	13,801,795	16,338,511	17,349,629	0
Weighted average exercise price (in dollars per share) | $	$ 20.54	$ 20.49	$ 20.53	$ 0.00
2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	226,800	254,600	368,400
Weighted average exercise price (in dollars per share) | $	$ 13.07	$ 13.07	$ 13.07
2021
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	246,400	316,100	421,300
Weighted average exercise price (in dollars per share) | $	$ 17.44	$ 17.44	$ 17.44
2022
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	517,300	724,700	1,535,900
Weighted average exercise price (in dollars per share) | $	$ 18.07	$ 18.03	$ 18.25
2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	675,420	948,980	1,247,680
Weighted average exercise price (in dollars per share) | $	$ 16.80	$ 16.80	$ 16.80
2024
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	7,946,313	9,071,225	11,286,224
Weighted average exercise price (in dollars per share) | $	$ 20.59	$ 20.59	$ 20.59
2025
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	1,730,210	2,153,923	2,490,125
Weighted average exercise price (in dollars per share) | $	$ 25.18	$ 25.18	$ 25.18
2026
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	2,365,602	2,868,983	0
Weighted average exercise price (in dollars per share) | $	$ 19.51	$ 19.51	$ 0.00
2027
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options | shares	93,750	0	0
Weighted average exercise price (in dollars per share) | $	$ 22.92	$ 0.00	$ 0.00